Financial instruments and financial risk factors (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial assets
Other investments

				$ million
		2017		2016
	Current	Non-current	Current	Non-current
Equity investments[a]	15	418	2	405
Other	110	827	42	628
	125	1,245	44	1,033

[a]	The majority of equity investments are unlisted.
Other non-current investments includes $662 million relating to life insurance policies in the US (2016 $628 million) which are financial assets measured at fair value through profit or loss. The fair value is determined using the higher of the amount that would be received if the policies were cashed in and discounted future cash flows that would be received on maturity of the policies. It is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs that include life expectancy, investment performance and the cost of insurance cover. The pre-tax discount rate is based on a third-party high-quality US insurance company corporate bond index.
The accounting classification of each category of financial instruments, and their carrying amounts, are set out below.

								$ million
At 31 December 2017	Note	Loans and receivables	Available- for-sale financial assets	Held-to- maturity investments	At fair value through profit or loss	Derivative hedging instruments	Financial liabilities measured at amortized cost	Total carrying amount
Financial assets
Other investments – equity shares	16	—	433	—	—	—	—	433
– other	16	—	275	—	662	—	—	937
Loans		836	—	—	—	—	—	836
Trade and other receivables	18	24,361	—	—	—	—	—	24,361
Derivative financial instruments	28	—	—	—	6,454	688	—	7,142
Cash and cash equivalents	23	21,916	2,270	1,400	—	—	—	25,586
Financial liabilities
Trade and other payables	20	—	—	—	—	—	(54,054)	(54,054)
Derivative financial instruments	28	—	—	—	(5,705)	(864)	—	(6,569)
Accruals		—	—		—	—	(5,465)	(5,465)
Finance debt	24	—	—	—	—	—	(63,230)	(63,230)
		47,113	2,978	1,400	1,411	(176)	(122,749)	(70,023)

At 31 December 2016
Financial assets
Other investments – equity shares	16	—	407	—	—	—	—	407
– other	16	—	42	—	628	—	—	670
Loans		791	—	—	—	—	—	791
Trade and other receivables	18	20,616	—	—	—	—	—	20,616
Derivative financial instruments	28	—	—	—	6,490	885	—	7,375
Cash and cash equivalents	23	21,539	1,749	196	—	—	—	23,484
Financial liabilities
Trade and other payables	20	—	—	—	—	—	(49,534)	(49,534)
Derivative financial instruments	28	—	—	—	(6,507)	(1,997)	—	(8,504)
Accruals		—	—		—	—	(5,605)	(5,605)
Finance debt	24	—	—	—	—	—	(58,300)	(58,300)
		42,946	2,198	196	611	(1,112)	(113,439)	(68,600)

Disclosure of financial liabilities
The accounting classification of each category of financial instruments, and their carrying amounts, are set out below.

								$ million
At 31 December 2017	Note	Loans and receivables	Available- for-sale financial assets	Held-to- maturity investments	At fair value through profit or loss	Derivative hedging instruments	Financial liabilities measured at amortized cost	Total carrying amount
Financial assets
Other investments – equity shares	16	—	433	—	—	—	—	433
– other	16	—	275	—	662	—	—	937
Loans		836	—	—	—	—	—	836
Trade and other receivables	18	24,361	—	—	—	—	—	24,361
Derivative financial instruments	28	—	—	—	6,454	688	—	7,142
Cash and cash equivalents	23	21,916	2,270	1,400	—	—	—	25,586
Financial liabilities
Trade and other payables	20	—	—	—	—	—	(54,054)	(54,054)
Derivative financial instruments	28	—	—	—	(5,705)	(864)	—	(6,569)
Accruals		—	—		—	—	(5,465)	(5,465)
Finance debt	24	—	—	—	—	—	(63,230)	(63,230)
		47,113	2,978	1,400	1,411	(176)	(122,749)	(70,023)

At 31 December 2016
Financial assets
Other investments – equity shares	16	—	407	—	—	—	—	407
– other	16	—	42	—	628	—	—	670
Loans		791	—	—	—	—	—	791
Trade and other receivables	18	20,616	—	—	—	—	—	20,616
Derivative financial instruments	28	—	—	—	6,490	885	—	7,375
Cash and cash equivalents	23	21,539	1,749	196	—	—	—	23,484
Financial liabilities
Trade and other payables	20	—	—	—	—	—	(49,534)	(49,534)
Derivative financial instruments	28	—	—	—	(6,507)	(1,997)	—	(8,504)
Accruals		—	—		—	—	(5,605)	(5,605)
Finance debt	24	—	—	—	—	—	(58,300)	(58,300)
		42,946	2,198	196	611	(1,112)	(113,439)	(68,600)

Disclosure of financial assets that are either past due or impaired

		$ million
Trade and other receivables at 31 December	2017	2016
Neither impaired nor past due	22,858	19,459
Impaired (net of provision)	53	71
Not impaired and past due in the following periods
within 30 days	637	446
31 to 60 days	130	116
61 to 90 days	114	56
over 90 days	569	468
	24,361	20,616

Disclosure of offsetting of financial assets
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2017				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	8,522	(1,380)	7,142	(1,554)	(321)	5,267
Derivative liabilities	(7,818)	1,380	(6,438)	1,554	—	(4,884)
Trade and other receivables	11,648	(5,311)	6,337	(2,156)	(114)	4,067
Trade and other payables	(12,543)	5,311	(7,232)	2,156	—	(5,076)
At 31 December 2016
Derivative assets	9,025	(1,882)	7,143	(1,058)	(133)	5,952
Derivative liabilities	(10,236)	1,882	(8,354)	1,058	—	(7,296)
Trade and other receivables	8,815	(4,468)	4,347	(1,039)	(118)	3,190
Trade and other payables	(9,664)	4,468	(5,196)	1,039	—	(4,157)

Disclosure of offsetting of financial liabilities
The following table shows the amounts recognized for financial assets and liabilities which are subject to offsetting arrangements on a gross basis, and the amounts offset in the balance sheet.
Amounts which cannot be offset under IFRS, but which could be settled net under the terms of master netting agreements if certain conditions arise, and collateral received or pledged, are also presented in the table to show the total net exposure of the group.

						$ million
	Gross amounts of recognized financial assets (liabilities)	Amounts set off	Net amounts presented on the balance sheet	Related amounts not set off in the balance sheet		Net amount
At 31 December 2017				Master netting arrangements	Cash collateral (received) pledged
Derivative assets	8,522	(1,380)	7,142	(1,554)	(321)	5,267
Derivative liabilities	(7,818)	1,380	(6,438)	1,554	—	(4,884)
Trade and other receivables	11,648	(5,311)	6,337	(2,156)	(114)	4,067
Trade and other payables	(12,543)	5,311	(7,232)	2,156	—	(5,076)
At 31 December 2016
Derivative assets	9,025	(1,882)	7,143	(1,058)	(133)	5,952
Derivative liabilities	(10,236)	1,882	(8,354)	1,058	—	(7,296)
Trade and other receivables	8,815	(4,468)	4,347	(1,039)	(118)	3,190
Trade and other payables	(9,664)	4,468	(5,196)	1,039	—	(4,157)

Disclosure of detailed information of maturities of trade and other payables, accrued expenses, finance debt, and Interest
The amounts shown for finance debt in the table below include future minimum lease payments with respect to finance leases. The table also shows the timing of cash outflows relating to trade and other payables and accruals.

								$ million
				2017				2016
	Trade and other payables[a]	Accruals	Finance debt[b]	Interest on finance debt	Trade and other payables[a]	Accruals	Finance debt[b]	Interest on finance debt[c]
Within one year	40,472	4,960	7,626	1,757	35,774	5,136	6,620	1,217
1 to 2 years	1,693	135	7,331	1,537	2,005	186	5,909	1,083
2 to 3 years	1,413	83	7,068	1,321	1,278	91	6,624	942
3 to 4 years	1,378	70	6,766	1,114	1,239	53	6,201	801
4 to 5 years	1,368	54	7,986	894	1,229	33	6,564	658
5 to 10 years	6,181	115	24,162	1,951	5,826	75	22,190	1,446
Over 10 years	6,125	48	2,089	390	7,248	31	3,573	382
	58,630	5,465	63,028	8,964	54,599	5,605	57,681	6,529
[a] 2017 includes $18,918 million (2016 $21,644 million) in relation to the Gulf of Mexico oil spill.
[b] Fair value adjustments relating to hedging activity have been excluded from finance debt which therefore is not equal the amounts presented on the balance sheet. 2016 has been amended to conform with this presentation.
[c] 2016 has been amended to exclude interest payments that do not relate to finance debt. Interest on liabilities is included in trade and other payables.

Disclosure of maturity analysis for derivative financial liabilities
For further information on our derivative financial instruments, see Note 28.

		$ million
Cash outflows for derivative financial instruments at 31 December	2017	2016
Within one year	1,505	2,677
1 to 2 years	1,700	1,505
2 to 3 years	1,678	1,700
3 to 4 years	2,384	1,678
4 to 5 years	2,838	2,384
5 to 10 years	11,238	9,985
Over 10 years	724	1,413
	22,067	21,342
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2017
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(92)	(232)	(66)	(188)	(99)	(79)	(756)
Oil price derivatives	(1,120)	(118)	(33)	(4)	(6)	—	(1,281)
Natural gas price derivatives	(973)	(410)	(334)	(224)	(194)	(709)	(2,844)
Power price derivatives	(337)	(134)	(63)	(39)	(29)	(91)	(693)
	(2,522)	(894)	(496)	(455)	(328)	(879)	(5,574)

							$ million
							2016
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(379)	(36)	(402)	(101)	(338)	(744)	(2,000)
Oil price derivatives	(787)	(105)	(40)	(11)	(3)	(6)	(952)
Natural gas price derivatives	(947)	(421)	(257)	(258)	(197)	(765)	(2,845)
Power price derivatives	(201)	(126)	(81)	(39)	(31)	(82)	(560)
	(2,314)	(688)	(780)	(409)	(569)	(1,597)	(6,357)